Average Annual Total Returns - FidelityNewMarketsIncomeFund-RetailPRO - FidelityNewMarketsIncomeFund-RetailPRO - Fidelity New Markets Income Fund	Mar. 01, 2025
Fidelity New Markets Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.78%
Past 5 years	1.20%
Past 10 years	3.23%
Fidelity New Markets Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.81%
Past 5 years	(0.69%)
Past 10 years	1.12%
Fidelity New Markets Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.04%
Past 5 years	0.09%
Past 10 years	1.55%
IXVZ0
Average Annual Return:
Past 1 year	6.54%
Past 5 years	0.68%
Past 10 years	3.25%
JP075
Average Annual Return:
Past 1 year	6.54%
Past 5 years	0.12%
Past 10 years	3.13%